Financial Risk Review (Tables)	6 Months Ended
Jun. 30, 2026
Financial Risk Review [Abstract]
Schedule of Information about the Credit Risk Exposure of Lifezone’s Financial Assets	The carrying amount of financial assets represents the maximum credit exposure and at the reporting date was:

	June 30, 2026	December 31, 2025
	$	$
Cash and cash equivalents	37,294,296	20,144,250
Deposits	386,268	496,154
Trade receivables	262,334	430,470
Other receivables	123,754	133,647
Total	38,066,652	21,204,521

Schedule of Liquidity Risk
The table below represents the expected timing of payments on trade payables, lease and debt liabilities, excluding provisions and warrant liability. The timing and amounts of payments under the deferred consideration to BHP are based on Lifezone's base-case assumptions in the table below. Any further delays to FID may further delay the timing of the deferred consideration to BHP.

	June 30, 2026	December 31, 2025
	$	$
<= 30 days	6,256,382	3,944,793
30 days - 1 year	8,991,804	10,732,467
1 - 2 years	105,749,888	36,241,669
More than 2 years	27,014,629	79,831,281
Total	148,012,703	130,750,210

Schedule of Financial Instruments
The following table includes assets and liabilities which are denominated in GBP, AUD, and TZS:

	June 30, 2026	December 31, 2025
	GBP	GBP
Cash in banks	415,559	168,532
Prepaid expenses	80,774	84,966
Trade and other payables	284,611	467,774

	AUD	AUD
Cash in banks	859,405	558,091
Trade receivables	—	824,669
Prepaid expenses	271,503	200,448
Trade and other payables	171,645	1,486,944

	TZS	TZS
Cash in banks	1,152,182,282	853,939,035

Schedule of Demonstrates the Estimated Sensitivity
The following table demonstrates the estimated sensitivity to a 10% increase (decrease) in USD against the relevant foreign currencies as a result of translating Lifezone's foreign currency denominated monetary assets and liabilities.

	June 30, 2026	December 31, 2025
Effect on profit or loss	$	$
Change in GBP Rate
10%	(28,009)	28,843
-10%	28,009	(28,843)

Change in AUD Rate
10%	(65,924)	(6,440)
-10%	65,924	6,440

Change in TZS Rate
10%	(43,872)	(34,784)
-10%	43,872	34,784